Significant Accounting Policies and Use of Estimates (Details)	12 Months Ended
Dec. 31, 2021
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years
Rental E Bikes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Rental E Scooters [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 – 1.5 years
Rental E Mopeds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	4 years